Note 19 Other assets and liabilities (Details) - EUR (€) € in Millions	Jun. 30, 2025	Dec. 31, 2024
Other assets [Line Items]
Inventories	€ 1,305	€ 1,299
Items in course of collection from other banks	30	482
Other Assets Accruals	2,086	1,862
Other assets other items	1,388	1,881
Other assets	4,810	5,525
Other liabilities [Line Items]
Other Liabilities Transactions In Progress	365	306
Other Liabilities Accruals	2,840	3,066
Other items liabilities	3,467	1,997
Other liabilities	€ 6,672	€ 5,370